ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
Accounts Payable	$ 13,715	$ 8,688
Accrued Liabilities	17,933	14,409
Accrued Payroll and Related Liabilities	1,934	4,058
Sales Tax and Cannabis Taxes	2,388	3,973
Total Accounts Payable and Accrued Liabilities	35,970	31,128
Accrued loyalty rewards program	$ 600	$ 400